Subsequent events (Details Narrative)														1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 16, 2025 $ / shares shares	Aug. 25, 2025 $ / shares shares	Aug. 21, 2025 shares	Aug. 01, 2025 shares	Jul. 11, 2025 USD ($)	Jul. 07, 2025 USD ($) $ / shares shares	Apr. 30, 2025 CAD ($)	Apr. 24, 2025 shares	Dec. 20, 2024 CAD ($)	Nov. 29, 2024 CAD ($) $ / shares shares	Oct. 18, 2024 CAD ($)	Oct. 01, 2024 CAD ($) $ / shares shares	Sep. 03, 2024 $ / shares shares	Sep. 30, 2025 shares	Jul. 31, 2025 $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2024 CAD ($)	Dec. 06, 2024 CAD ($)	Nov. 05, 2024 $ / shares	Jul. 29, 2024 $ / shares
Subsequent Event [Line Items]
Gain loss on disposition of assets | $																$ 4,254,000
Stock Issued During Period, Value, Other | $																6,729,000
Class of warrant or right, outstanding																		132,220,000
Exercise price | $ / shares																		$ 5.75
Proceeds from sale of productive assets | $																7,375,000
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																		8.68%
Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																		1.39%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Other | $																$ 3,000
Stock Issued During Period, Shares, New Issues																		264,439
Stock Issued During Period, Shares, Acquisitions																1,599,231		68,750	162,500
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																		264,439,000
Shares Issued, Price Per Share | (per share)																		$ 4.80					$ 2.18
Exercise price | $ / shares																							$ 0.001
Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction								1,280,000
Arrangement Agreement [Member] | Better Choice Company Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions													8,898,069
Business acquisition, share price | $ / shares													$ 0.001
Arrangement Agreement [Member] | AcquireCo [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions													19,701,935
Subsequent Event [Member]
Subsequent Event [Line Items]
Gain loss on disposition of assets | $							$ 640,000		$ 2,960,000		$ 1,997,000
Debt instrument, interest rate, stated percentage																				11.00%
Stock Issued During Period, Shares, New Issues															2,193,355
Shares Issued, Price Per Share | $ / shares															$ 0.61
Stock Issued During Period, Shares, Issued for Services														394,780
Proceeds from sale of productive assets | $							1,100,000		4,400,000		3,300,000
Proceeds from sale of inventory | $							$ 39,000		$ 200,000		$ 451,000
Indebtedness secured by the security | $																					$ 43,276,671
Additional borrowings | $																				$ 720,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding, term										2 years		2 years
Class of warrant or right, outstanding										20,992		42,740
Exercise price | $ / shares										$ 4.80		$ 5.75
Subsequent Event [Member] | Private Placement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares																						$ 5.75
Subsequent Event [Member] | Private Placement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares																						$ 4.80
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction | $										$ 202,000		$ 410,000
Sale of stock, number of shares issued in transaction										41,980		85,472
Stock price | $ / shares										$ 4.80		$ 4.80
Sale of stock, description of transaction										each common share was accompanied by 0.5 share purchase warrants		each common share was accompanied by 0.5 share purchase warrants
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		2,396,697
Shares Issued, Price Per Share | $ / shares		$ 0.40
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	196,000
Shares Issued, Price Per Share | $ / shares	$ 0.35
Subsequent Event [Member] | Halo Spin Out SPV Inc [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Subsequent Event [Member] | Halo Spin Out SPV Inc [Member]
Subsequent Event [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Percentage			17.00%
Stock Issued During Period, Shares, Acquisitions			4,950,000
Subsequent Event [Member] | Common Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction | $						$ 50,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum						19.99%
Stock Issued During Period, Value, Other | $						$ 1,000,000
Investor expenses | $						35,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Issued, Principal | $						$ 7,650,000
Debt instrument, interest rate, stated percentage						8.00%
Debt Instrument, Maturity Date						Jul. 08, 2027
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 0.6274
Debt Conversion, Converted Instrument, Warrants or Options Issued						21,338,062
Warrants and rights outstanding, term						3 years
Subsequent Event [Member] | Share Forfeiture and Mutual Release Agreement [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited				18,839,332
Cancelled common stock shares				376,121
Sale of Stock, Percentage of Ownership before Transaction				46.00%
Subsequent Event [Member] | 3788602 Manitoba Ltd. [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Productive Assets | $					$ 1,800,000
Gain loss on disposition of assets | $					$ 1,066